INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The income tax (benefit) expense in the PBF LLC consolidated financial statements of operations consists of the following:

	December 31, 2017	December 31, 2016	December 31, 2015
Current income tax expense	$1,743	$3,887	$648
Deferred income tax (benefit) expense	(12,526)	19,802	—
Total income tax (benefit) expense	(10,783)	23,689	648